WOA ALL ASSET
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 49.9%
40,369	iShares Core MSCI Europe ETF	$ 2,422,140
13,549	iShares MSCI Australia ETF	333,983
10,443	iShares MSCI Emerging Markets ETF	436,413
9,853	iShares MSCI France ETF	410,870
41,955	iShares MSCI Italy ETF	1,629,113
8,793	iShares MSCI Switzerland ETF	432,264
23,907	iShares Russell 2000 ETF	4,919,343
18,007	SPDR S&P 500 ETF Trust	9,496,352
12,978	Vanguard S&P 500 ETF	6,289,398
2,765	Vanguard Small-Cap ETF	614,632
		26,984,508
	FIXED INCOME - 48.1%
258,087	iShares 0-3 Month Treasury Bond ETF	26,002,265

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,797,478)	52,986,773

	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND - 2.1%
1,141,185	First American Treasury Obligations Fund, Class X, 5.22% (Cost $1,141,185)	1,141,185

	TOTAL INVESTMENTS - 100.1% (Cost $46,938,663)	$ 54,127,958
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(69,892)
	NET ASSETS - 100.0%	$ 54,058,066

ETF MSCI SPDR	- Exchange-Traded Fund - Morgan Stanley Capital International - Standard & Poor's Depositary Receipt